Financial Assets and Other Non-current Assets - Narrative (Details) € in Millions, shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) bond shares	Dec. 31, 2018 EUR (€) bond shares	Dec. 31, 2018 BRL (R$) bond shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 EUR (€)
Disclosure of financial assets [line items]
Increase in credits and other financial assets		€ 1,454	R$ 6,240
Increase (reduction) to tax expense due to decisions with tax authorities		789	3,386
Increase (reduction) to finance income due to decisions with tax authorities		665	R$ 2,854
Outstanding tax credit	€ 452	1,107		R$ 2,046	R$ 4,915
Non-current receivables from indirect taxes		568			R$ 539
Other current financial assets	3,123	2,209
Bonds issued	€ 40,668	€ 39,709
Telefónica Emisiones, S.A.U.
Disclosure of financial assets [line items]
Number of bonds issued | bond	145,000	120,000	120,000
Bonds issued	€ 129	€ 105
Minimum
Disclosure of financial assets [line items]
Legal proceedings provision	376			1,700
Maximum
Disclosure of financial assets [line items]
Legal proceedings provision	486			R$ 2,200
Collateral guarantees on derivatives
Disclosure of financial assets [line items]
Other current financial assets	403	687
Cross currency swaps
Disclosure of financial assets [line items]
Other current financial assets	80	276
Telefónica Germany
Disclosure of financial assets [line items]
Long-term financial assets	68	62
Telefonica Brasil S.A.
Disclosure of financial assets [line items]
Long-term deposits	750	810
Seguos de Vida y Pensiones Antares
Disclosure of financial assets [line items]
Other long-term credits		634				€ 692
Banco Bilbao Vizcaya Argentaria (BBVA)
Disclosure of financial assets [line items]
Investments in associates	€ 220	205
Proportion of ownership interest in associate (as a percent)	0.66%
China Unicom
Disclosure of financial assets [line items]
Investments in associates	€ 152	169
Proportion of ownership interest in associate (as a percent)	0.59%
Promotora de informaciones, S.A. (Prisa)
Disclosure of financial assets [line items]
Investments in associates	€ 94	€ 93
Proportion of ownership interest in associate (as a percent)	9.03%	9.44%	9.44%
Acquisitions (shares) | shares	11.3	42.2	42.2
Payments for equity	€ 15	€ 49